Loans and other borrowings - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Maximum amount drawn	$ 75,000,000	$ 0	$ 0
Revolving Credit Facilities
Disclosure of detailed information about borrowings [line items]
Line of credit facility maximum borrowings capacity	1,500,000,000
Utilised facilities	0	0
Maximum amount drawn	75,000,000	0
Unutilised facilities provided by banks	0	$ 0
Credit facility cancelled during the year	$ 1,350,000,000